Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
Results from discontinued operations were as follows:

	Year Ended December 31,
	2017	2016
Revenues from discontinued operations	$276,705	$440,803
Income from discontinued operations before tax benefit	14,301	1,206
Tax benefit	—	—
Income from discontinued operations, net of tax benefit	14,301	1,206
Income (loss) on disposal of discontinued operations, net of tax	(18,205,884)	—
Income (loss) from discontinued operations, net of tax	$(18,191,583)	$1,206

Schedule of Detail From Income Loss From Discontinued Operations
These amounts may be adjusted as certain contingencies regarding estimated transaction costs are resolved in subsequent periods.

Year Ended December 31,
2017
Fair value of assets given per Divestiture Agreement	$542,262
Change in noncontrolling interest	(9,023,089)
Fair value of stock issued per Divestiture Agreement	26,647,862
Transactions costs	38,849
Estimated (income) loss on disposal of discontinued operations	$18,205,884